Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated September 29, 2006

to the Prospectus for Class A, B and C Shares of Allianz Domestic Stock Funds

Dated April 1, 2006

DISCLOSURE RELATING TO THE RCM LARGE-CAP GROWTH FUND

The sub-section captioned “Sub-Advisers” in the section of the Prospectus titled “Management of the Funds” is revised to indicate that, effective as of September 29, 2006, M. Brad Branson, CFA no longer serves as a member of the portfolio management team for the RCM Large-Cap Growth Fund. The composition of the portfolio management team remains otherwise unchanged.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated September 29, 2006

to the Prospectus for Class D Shares of Allianz Domestic Stock Funds

Dated November 1, 2005

DISCLOSURE RELATING TO THE RCM LARGE-CAP GROWTH FUND

The sub-section captioned “Sub-Advisers” in the section of the Prospectus titled “Management of the Funds” is revised to indicate that, effective as of September 29, 2006, M. Brad Branson, CFA no longer serves as a member of the portfolio management team for the RCM Large-Cap Growth Fund. The composition of the portfolio management team remains otherwise unchanged.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated September 29, 2006

to the Prospectus for Class R Shares of Allianz Domestic Stock Funds

Dated November 1, 2005

DISCLOSURE RELATING TO THE RCM LARGE-CAP GROWTH FUND

The sub-section captioned “Sub-Advisers” in the section of the Prospectus titled “Management of the Funds” is revised to indicate that, effective as of September 29, 2006, M. Brad Branson, CFA no longer serves as a member of the portfolio management team for the RCM Large-Cap Growth Fund. The composition of the portfolio management team remains otherwise unchanged.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated September 29, 2006

to the Prospectus for Institutional and Administrative Class Shares of Allianz RCM Funds

Dated April 1, 2006

DISCLOSURE RELATING TO THE RCM LARGE-CAP GROWTH FUND

The sub-section captioned “Sub-Advisers” in the section of the Prospectus titled “Management of the Funds” is revised to indicate that, effective as of September 29, 2006, M. Brad Branson, CFA no longer serves as a member of the portfolio management team for the RCM Large-Cap Growth Fund. The composition of the portfolio management team remains otherwise unchanged.